Note 8 Transfer between levels (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 596	€ 524	€ 562
Transfers into Level 3 of fair value hierarchy, liabilities	3	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	596	524	562
Transfers into Level 3 of fair value hierarchy, liabilities	3	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	887	683	924
Transfers into Level 3 of fair value hierarchy, assets	34	1	2
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1	0	8
Transfers into Level 3 of fair value hierarchy, assets	135	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1,191	1,723	596
Transfers into Level 3 of fair value hierarchy, assets	21	0	17
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	2,079	2,407	1,528
Transfers into Level 3 of fair value hierarchy, assets	190	1	19
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	36	239	24
Transfers out of level 2 into level 3	177	141	57
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	660	221	38
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	25	0
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	36	239	24
Transfers out of level 2 into level 3	837	387	95
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	89	1,909	35
Transfers out of level 2 into level 3	666	340	184
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	243	0
Transfers out of level 2 into level 3	70	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	123	0
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,296	715	506
Transfers out of level 2 into level 3	205	0	50
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,385	2,990	542
Transfers out of level 2 into level 3	941	340	234
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	1	0	15
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	372	258	95
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	262	55	65
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	1	0	15
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	635	313	160
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	24	10
Transfers out of level 3 into level 2 of fair value hierarchy assets	497	911	637
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	53	14
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	2	23
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	103	18	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	243	83	6
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	103	95	24
Transfers out of level 3 into level 2 of fair value hierarchy assets	€ 740	€ 996	€ 665